Risk management (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Change in US Dollar and Euro Exchange Rates Against Ruble, with all Other Variable Held Constant

The following tables demonstrate the sensitivity to a reasonably possible change in US Dollar and Euro exchange rates against Ruble, with all other variables held constant. The impact on the Group’s profit before tax is due to changes in the carrying amount of monetary assets and liabilities denominated in US Dollar and Euro when these currencies are not functional currencies of the respective Group subsidiary. The Group’s exposure to foreign currency changes for all other currencies is not material.

	change in US Dollar	Effect on profit before tax Gain/(loss)
2017	+11%	83
	- 11%	(83)
2016	+20%	655
	- 20%	(655)

	change in Euro	Effect on profit before tax Gain/(loss)
2017	+12.5%	36
	- 12.5%	(36)
2016	+20%	40
	- 20%	(40)

Summary of Maturity Profile of Company's Financial Liabilities Based on Contractual Undiscounted Payments

from its operations. The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments.

		Due:
	Total	On demand	Within a year	More than a year
Trade and other payables (Note 19)	19,599	19,599	—	—
Customer accounts and amounts due to banks (Note 20)	3,182	3,071	111	—

Total as of December 31, 2017	22,781	22,670	111	—

		Due:
	Total	On demand	Within a year	More than a year
Trade and other payables (Note 19)	16,328	16,328	—	—
Customer accounts and amounts due to banks (Note 20)	2,342	2,342	—	—

Total as of December 31, 2016	18,670	18,670	—	—

Summary of Largest Counter Parties Balance as Percentage of Respective Totals

type of receivables (Note 14). The table below demonstrates the largest counterparties’ balances, as a percentage of respective totals:

	Trade and other receivables
	As of December 31, 2016	As of December 31, 2017
Concentration of credit risks by main counterparties, % from total amount
Top 5 counterparties	60%	47%
Others	40%	53%